Equity Method Investment - Schedule of Financial Information of the Investment (Details) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash		$ 2,351,900		$ 2,351,900		$ 430,000	$ 81,900
Fixed Assets, Net		6,698,400		6,698,400		5,071,900	2,528,700
Total Assets		45,594,400		45,594,400		31,762,300	21,266,200
Total Liabilities		37,370,500		37,370,500		32,987,200	21,850,300
Total Liabilities and Partners' Equity		45,594,400		45,594,400		31,762,300	21,266,200
Revenue		7,806,500	$ 6,783,800	26,077,300	$ 17,737,900	30,953,500	5,730,300
Expenses		1,458,200	731,100	3,769,900	2,556,000	3,466,800	2,765,900
Net Income		$ (437,100)	$ (493,400)	$ (1,620,200)	$ (1,608,000)	$ 235,600	(1,390,400)
Wheaton Way Apartments, LLC [Member]
Cash
Other Current Assets
Fixed Assets, Net
Land
Total Assets
Accounts Payable
Other Current Liabilities
Notes Payable
Total Liabilities
Partners' Equity
Total Liabilities and Partners' Equity
Revenue	$ 29,500,000						29,500,000
Expenses							21,302,000
Net Income							$ 8,198,000